Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 25,018	$ 38,558	$ 69,796
Interest expense on leasing arrangements	34,146	33,535	70,225
Other financial expenses	3,236	2,066	5,303
Amortization of transaction cost associated with financial debt	176	1,495	1,551
Interest expense and other financial costs	$ 62,576	$ 75,654	$ 146,875